U.S. Bank Global Fund Services
615 East Michigan Street
Milwaukee, WI 53202

December 15, 2021

VIA EDGAR TRANSMISSION

United States Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

Re:    Baird Funds, Inc. (the “Company”)
File Nos. 333-40128 and 811-09997
Baird Equity Opportunity Fund (S000036810)

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the “1933 Act”), as amended, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, the Company on behalf of its series, Baird Equity Opportunity Fund (the “Fund”), hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) under the 1933 Act would not have differed from those contained in the most recent amendment for the Company dated December 13, 2021, and filed electronically as Post-Effective Amendment No. 94 to the Company’s Registration Statement on Form N-1A on December 10, 2021.

If you have any questions regarding the enclosed, please do not hesitate to contact the undersigned at (414) 765-6115.

Very truly yours,

/s/ Adam W. Smith

Adam W. Smith
For U.S. Bank Global Fund Services